Financial Statement Schedule I - Condensed Financial Information of Parent Company Statements of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cost of revenues	¥ (317,570)	$ (43,507)	¥ (265,528)	¥ (348,150)
Gross profit	1,672,634	229,150	1,894,056	1,974,951
Operating expenses
Sales and marketing expenses	(1,216,912)	(166,716)	(1,142,154)	(1,129,508)
General and administrative expenses	(132,809)	(18,195)	(143,286)	(185,667)
Total operating expenses	(1,374,729)	(188,337)	(1,319,163)	(1,358,009)
Income from operations	297,905	40,813	574,893	616,942
Interest income	38,824	5,319	31,094	16,248
Other (expenses)/income, net	26,296	3,603	34,097	24,527
Loss before income tax expenses	356,894		676,081	648,548
Income tax expenses	1,300	178	25,166	11,992
Net income	342,082	46,866	640,831	643,009
Parent Company
Cost of revenues	0	0	0	(33)
Gross profit	(0)	(0)	(0)	(33)
Operating expenses
Sales and marketing expenses	0	0	0	(4,166)
General and administrative expenses	(36,499)	(5,000)	(34,462)	(41,269)
Total operating expenses	(36,499)	(5,000)	(34,462)	(45,435)
Income from operations	(36,499)	(5,000)	(34,462)	(45,468)
Interest income	26,712	3,660	21,985	8,764
Other (expenses)/income, net	688	94	2,883	(2,202)
Loss before income tax expenses	(9,099)	(1,246)	(9,594)	(38,906)
Income from investment in subsidiaries	351,181	48,112	650,424	682,865
Net income	¥ 342,082	$ 46,866	¥ 640,830	¥ 643,959